Equity (Narrative) (Details)	1 Months Ended						3 Months Ended													6 Months Ended	12 Months Ended			36 Months Ended
	Apr. 30, 2017	Feb. 28, 2017	Jan. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares	Mar. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Aug. 01, 2016	Oct. 05, 2012 shares	Dec. 31, 2011 shares
Units issued for cash | $																					$ 1,098,000,000	$ 1,428,000,000	$ 1,382,000,000
Class H Unitholder’s interest in net income | $																					$ 351,000,000	$ 258,000,000	$ 217,000,000
Partners' Capital Account, Units							794,800,000				758,500,000				533,400,000					794,800,000	794,800,000	758,500,000	533,400,000	794,800,000			500,900,000
Class F Unit Distribution Rate							35.00%													35.00%	35.00%			35.00%
Common Units issued in connection with the Distribution Reinvestment Plan																					9,900,000	11,700,000	4,200,000	25,700,000
Class E Units entitled to aggregate cash distributions							11.10%													11.10%	11.10%			11.10%
Class E unit maximum distribution | $ / shares							$ 1.41													$ 1.41	$ 1.41			$ 1.41
Maximum Class F Distribution per Unit | $ / shares							3.75													$ 3.75	$ 3.75			$ 3.75
Partners' Capital Account, Units, Redeemed																					26,700,000	77,800,000	28,100,000
Common Units issued in connection with the equity distribution program																					39,000,000	31,700,000	32,200,000
Partners' Capital Account, Sale of Units | $																					$ 1,098,000,000	$ 1,428,000,000	$ 1,382,000,000
Payments to Acquire Businesses, Gross | $					$ 382,000,000
PennTex [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares							0.2950	$ 0.2950
ETP [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares							$ 0.7033	0.7033	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.6900	$ 0.6767	$ 0.6633	$ 0.6500	$ 0.6367	$ 0.6233	$ 0.6133
Common Units issued in connection with the equity distribution program																					39,200,000
Equity Distribution Agreements, Value of Units Available to be Issued | $							$ 1,500,000,000													$ 1,500,000,000	$ 1,500,000,000			$ 1,500,000,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement | $																					891,000,000
Stock Issued During Period, Value, Dividend Reinvestment Plan | $																					216,000,000	360,000,000	$ 155,000,000
Sunoco Logistics [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares							$ 0.5200	$ 0.5100	$ 0.5000	$ 0.4890	$ 0.4790	$ 0.4580	$ 0.4380	$ 0.4190	$ 0.4000	$ 0.3825	$ 0.3650	$ 0.3475	$ 0.3312
Gain from subsidiary issuances of common units | $																					37,000,000
Equity Distribution Agreement, Maximum Aggregate Value Of Common Units Sold | $																					$ 2,250,000,000	$ 1,250,000,000
Common Units issued in connection with the equity distribution program																					29,100,000
Proceeds From Issuance Of Common Limited Partners Units Under Equity Distribution Agreement | $																					$ 744,000,000
Fees and Commissions | $																					8,000,000
Partners' Capital Account, Units, Sale of Units						15,500,000														24,200,000		7,700,000
Proceeds from Issuance of Common Stock | $						$ 629,000,000														$ 644,000,000		$ 362,000,000
Sunoco LP [Member]
Partners' Capital Account, Units, Sale of Units																							9,100,000
Partners' Capital Account, Sale of Units | $																							$ 405,000,000
Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					40.00%
Accumulated Other Comprehensive Income (Loss)
Partners' Capital Account, Sale of Units | $																					0	$ 0	$ 0
Bakken Pipeline Transaction [Member]
Class I Distributions | $														$ 55,000,000							$ 30,000,000
Partners' Capital Account, Units, Redeemed						46,200,000
Business Combination, Consideration Transferred | $						$ 879,000,000
Bakken Pipeline Transaction [Member] | Parent Company [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						45.00%
Bakken Equity Sale [Member]
Payments to Acquire Businesses, Gross | $				$ 2,000,000,000
Class I Units
Limited Partners' Capital Account, Units Outstanding							100				100									100	100	100		100
Limited Partners' Capital Account, Units Authorized							100				100									100	100	100		100
Class I Units | Bakken Pipeline Transaction [Member]
Partners' Capital Account, Units						100								100
Class F Units [Member] | Sunoco [Member]
Partners' Capital Account, Units							40,000,000													40,000,000	40,000,000			40,000,000
Class E Units
Limited Partners' Capital Account, Units Outstanding							8,853,832				8,853,832									8,853,832	8,853,832	8,853,832		8,853,832
Limited Partners' Capital Account, Units Authorized							8,853,832				8,853,832									8,853,832	8,853,832	8,853,832		8,853,832
Class G Units
Limited Partners' Capital Account, Units Outstanding							90,706,000				90,706,000									90,706,000	90,706,000	90,706,000		90,706,000
Limited Partners' Capital Account, Units Authorized							90,706,000				90,706,000									90,706,000	90,706,000	90,706,000		90,706,000
Class G Units | ETP Holdco Transaction (see Note 3)
Partners' Capital Account, Units																										90,700,000
Class H Units
Partners' Capital Account, Units						50,200,000								50,200,000
Limited Partners' Capital Account, Units Outstanding							81,001,069				81,001,069									81,001,069	81,001,069	81,001,069		81,001,069
Limited Partners' Capital Account, Units Authorized							81,001,069				81,001,069									81,001,069	81,001,069	81,001,069		81,001,069
Allocation of Profits, Losses and Other by Sunoco, Percent							90.05%													90.05%	90.05%			90.05%
Class H Units | Bakken Pipeline Transaction [Member]
Allocation of Profits, Losses and Other by Sunoco, Percent						90.05%								90.05%
Partners' Capital Account, Units, Redeemed						30,800,000
Class K Units [Member]
Limited Partners' Capital Account, Units Outstanding							101,525,429				0									101,525,429	101,525,429	0		101,525,429
Limited Partners' Capital Account, Units Authorized							101,525,429				0									101,525,429	101,525,429	0		101,525,429
Distribution Made to Limited Partner, Distributions Declared, Per Unit | $ / shares							$ 0.67275
Common Stock Held by Subsidiary | $							$ 101,525,429													$ 101,525,429	$ 101,525,429			$ 101,525,429
Equity Distribution Agreement [Member] | ETP [Member]
Fees and Commissions | $																					$ 8,000,000
Class E Units | ETP [Member]
Limited Partners' Capital Account, Units Outstanding							8,900,000													8,900,000	8,900,000			8,900,000
Sunoco Logistics $2.50 billion Revolving Credit Facility due March 2020 | Sunoco Logistics [Member]
Line of Credit Facility, Current Borrowing Capacity | $							$ 2,500,000,000													$ 2,500,000,000	$ 2,500,000,000			$ 2,500,000,000
Bakken Pipeline Investments LLC [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired																									49.00%
Sunoco Logistics [Member] | Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				40.00%
ETP [Member] | Bakken Holdings Company LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				60.00%
Minimum [Member] | PennTex [Member]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares																					$ 0.2750
Subsequent Event [Member]
Partners' Capital Account, Units, Sold in Private Placement			23,700,000
Proceeds from Issuance of Private Placement | $			$ 568,000,000
Subsequent Event [Member] | SXL and ETP Merger [Member]
Conversion Rate of Units in Merger, Per Unit	1.5
Subsequent Event [Member] | Dakota Access and ETCOC [Member] | Phillips 66 Company [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		25.00%
Subsequent Event [Member] | Dakota Access and ETCOC [Member] | Bakken Pipeline Investments LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		75.00%
Subsequent Event [Member] | Bakken Pipeline [Member] | Phillips 66 Company [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		25.00%
Subsequent Event [Member] | Bakken Pipeline [Member] | ETP and Sunoco Logistics [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		38.25%
Subsequent Event [Member] | Bakken Pipeline [Member] | MarEn Bakken Company [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		36.75%